OLD WESTBURY FUNDS, INC.

Old Westbury Fixed Income Fund

(the “Fund”)

Supplement dated July 1, 2025 to the
Prospectus dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s Prospectus dated February 15, 2025, as supplemented.

Effective immediately, Ms. Beatriz M. Cuervo, who has retired from Bessemer Investment Management LLC (the “Adviser”), will no longer serve as a member of Adviser’s portfolio management team responsible for the Fund. Messrs. David W. Rossmiller, Peter D. Hayward and Jared B. Olivenstein will continue to serve as portfolio managers of the Fund.

Accordingly, effective immediately:

• All references and information regarding Ms. Cuervo are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

OWF-A21-SUPP0725	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Fixed Income Fund

(the “Fund”)

Supplement dated July 1, 2025 to the
Statement of Additional Information (“SAI”) dated February 15, 2025, as supplemented

This Supplement updates, and should be read in conjunction with, the information provided in the Fund’s SAI dated February 15, 2025, as supplemented.

Effective immediately, Ms. Beatriz M. Cuervo, who has retired from Bessemer Investment Management LLC (the “Adviser”), will no longer serve as a member of Adviser’s portfolio management team responsible for the Fund. Messrs. David W. Rossmiller, Peter D. Hayward and Jared B. Olivenstein will continue to serve as portfolio managers of the Fund.

Accordingly, effective immediately:

• All references and information regarding Ms. Cuervo are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE